Income Tax Expenses/(Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax expenses/(benefits)
Current	$ (1,587)	$ 18,035	$ 10,344
Deferred	2,314	4,197	(582)
Total	$ 727	$ 22,232	$ 9,762